Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) LicenseAgreement	Dec. 31, 2017 USD ($) LicenseAgreement	Dec. 31, 2016 USD ($) Customer LicenseAgreement
Significant Accounting Policies [Line Items]
Cash receivables		$ 100				$ 100				$ 100	$ 100
Deferred Revenue		306				3,283				306	3,283
Changes In Deferred Revenue										(3,000)	(500)	$ 800
Selling, general, and administrative expenses	$ 40,468	$ 45,015	$ 41,267	$ 34,537	$ 34,502	$ 37,532	$ 32,511	$ 25,809	$ 25,092	155,321	120,944	77,525
Advertising and Marketing Costs [Member]
Significant Accounting Policies [Line Items]
Selling, general, and administrative expenses										10,100	9,100	6,800
Product Design and Development Costs [Member]
Significant Accounting Policies [Line Items]
Selling, general, and administrative expenses										$ 4,700	$ 4,700	$ 2,300
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										10.00%	9.00%
Customer Concentration Risk [Member] | Sales Revenue [Member]
Significant Accounting Policies [Line Items]
Number of customer | Customer												1
Number of license agreements | LicenseAgreement										3	0	1
Customer Concentration Risk [Member] | Sales Revenue [Member] | License Agreements One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										15.00%		15.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | License Agreements Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										11.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | License Agreements Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										10.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage												12.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents, receivables settlement term										5 days